Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

6. Inventories

As at December 31	2025	2024
Finished commercial product available for sale	$1,744	$2,453
Finished retail pharmacy product available for sale	886	396
Unfinished product and packaging materials	312	433
	$2,942	$3,282

Inventories expensed as part of cost of goods sold during the year ended December 31, 2025, amounted to $16,016 (2024 – $8,400; 2023 – $7,051). During the year ended December 31, 2025,the Company wrote off inventory of $458, which the Company determined to be expired/unusable. During the year ended December 31, 2024, the Company recorded a recovery of $281 in relation to insurance proceeds received by the Company for previously written off inventory, offsetting this recovery, is a $78 write down of inventory which the Company determined to be expired/unusable. During the year ended December 31, 2023, the Company wrote off inventory of $277, that had expired or was otherwise unusable. All inventory recoveries and write-offs are recorded within cost of goods sold on the consolidated statements of net loss and comprehensive income (loss).